Trade and other payables: amounts falling due within one year	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Trade and other payables: amounts falling due within one year
16. Trade and other payables: amounts falling due within one year
The following are included in trade and other payables falling due within one year:

	2024	2023
	£m	£m
Trade payables	10,637	10,826
Contingent consideration liabilities	57	73
Liabilities in respect of put option agreements with vendors	1	14
Fair value of derivatives	32	1
Other payables and accruals[1]	2,329	2,409
	13,056	13,323
Note
[1] This balance includes media rebates, staff costs, indirect taxes payable and other individually not material items.
The Group considers that the carrying amount of trade and other payables approximates their fair value, except for liabilities in respect of put option agreements with vendors for which the fair value is nil (this is level 3 fair value that is derived using a discounted cash flow approach) at 31 December 2024 (2023: £12 million).